Note 13 - Receivables - Non Current	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of non-current receivables [text block]
13	Receivables – non current

	Year ended December 31,
	2019	2018
Employee advances and loans	6,008	3,740
Tax credits	20,065	16,025
Receivables from related parties	59,999	58,128
Legal deposits	12,378	12,446
Advances to suppliers and other advances	3,772	7,592
Derivative financial instruments	-	52
Receivable Venezuelan subsidiaries	48,659	48,659
Others	6,222	5,263
	157,103	151,905